Taxes Payable - Value added tax (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Taxes payable
Income tax payable	$ 81,610	$ 375,467	$ 477,466
VAT payable	46,035	54,961	58,897
Other tax payables		18,057	7,237
Total	$ 127,645	$ 448,485	$ 543,600